Supplemental Guarantor Information - Consolidated Statement of Income Statements (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Condensed Income Statements, Captions [Line Items]
Total revenues	$ 182,342	$ 9,286	$ 183,256	$ 177,718
Cost of goods sold	98,404	5,012	99,748	98,056
Gross profit	83,938	4,274	83,508	79,662
Administrative expenses	7,999	407	7,693	7,423
Selling expenses	49,925	2,543	50,351	48,039
Other expenses (income), net	1,881		31,357	3,812
Interest expense, net	6,564		7,986	6,756
Foreign exchange (loss) gain, net	(277)	(14)	788	(1,792)
Other financing (expense) income, net	(102)		1,836	2,468
Income taxes	5,260	268	4,184	3,928
Share of the profit of subsidiaries, associates and joint ventures accounted for using the equity method, net of taxes	(226)	(12)	60	147
Net income from continuing operations	11,704	596	(15,379)	10,527
Net income after tax from discontinued operations	3,366	172	3,725
Consolidated net income	15,070	768	(11,654)	10,527
Equity holders of the parent- continuing	10,936	557	(16,058)	10,070
Equity holders of the parent discountinued.	2,975	152	3,256
Non-controlling interest- continuing	768	39	679	457
Non-controlling interest discouninued	391	20	469
Consolidated net income	15,070	$ 768	(11,654)	10,527
Coca-Cola FEMSA [member]
Condensed Income Statements, Captions [Line Items]
Total revenues	1		1	1
Gross profit	1		1	1
Administrative expenses	135		140	185
Other expenses (income), net			(314)	27
Interest expense, net	4,425		3,717	2,140
Foreign exchange (loss) gain, net	(96)		846	(3,112)
Other financing (expense) income, net			(104)	(129)
Income taxes	(731)		238	(1,222)
Share of the profit of subsidiaries, associates and joint ventures accounted for using the equity method, net of taxes	17,834		(9,765)	14,440
Net income from continuing operations	13,911		(12,803)	10,070
Consolidated net income	13,911		(12,803)	10,070
Equity holders of the parent- continuing	13,911		(12,803)	10,070
Consolidated net income	13,911		(12,803)	10,070
Wholly-Owned guarantors subsidiaries [member]
Condensed Income Statements, Captions [Line Items]
Total revenues	86,736		80,179	74,718
Cost of goods sold	49,104		40,870	36,595
Gross profit	37,632		39,309	38,123
Administrative expenses	5,403		5,598	5,344
Selling expenses	22,814		22,589	21,243
Other expenses (income), net	627		(330)	25
Interest expense, net	3,514		3,210	2,623
Foreign exchange (loss) gain, net	(91)		255	76
Other financing (expense) income, net				(50)
Income taxes	1,455		2,270	3,010
Share of the profit of subsidiaries, associates and joint ventures accounted for using the equity method, net of taxes	14,732		9,647	9,547
Net income from continuing operations	18,460		15,874	15,451
Consolidated net income	18,460		15,874	15,451
Equity holders of the parent- continuing	18,460		15,874	15,451
Consolidated net income	18,460		15,874	15,451
Combined non-guarantor subsidiaries [member]
Condensed Income Statements, Captions [Line Items]
Total revenues	165,325		126,031	114,767
Cost of goods sold	108,671		71,402	63,011
Gross profit	56,654		54,629	51,756
Administrative expenses	8,054		7,003	6,741
Selling expenses	31,867		33,146	32,167
Other expenses (income), net	1,254		32,000	3,760
Interest expense, net	(1,375)		1,058	1,992
Foreign exchange (loss) gain, net	(90)		(313)	1,244
Other financing (expense) income, net	(102)		1,940	2,647
Income taxes	4,536		1,676	2,140
Share of the profit of subsidiaries, associates and joint ventures accounted for using the equity method, net of taxes	104		148	93
Net income from continuing operations	12,229		(18,479)	8,940
Net income after tax from discontinued operations	3,366		3,725
Consolidated net income	15,595		(14,754)	8,940
Equity holders of the parent- continuing	11,461		(19,158)	8,483
Equity holders of the parent discountinued.	2,975		3,256
Non-controlling interest- continuing	768		679	457
Non-controlling interest discouninued	391		469
Consolidated net income	15,595		(14,754)	8,940
Eliminations [member]
Condensed Income Statements, Captions [Line Items]
Total revenues	(69,720)		(22,955)	(11,768)
Cost of goods sold	(59,371)		(12,524)	(1,550)
Gross profit	(10,349)		(10,431)	(10,218)
Administrative expenses	(5,593)		(5,048)	(4,847)
Selling expenses	(4,756)		(5,384)	(5,371)
Other expenses (income), net			1
Interest expense, net			1	1
Share of the profit of subsidiaries, associates and joint ventures accounted for using the equity method, net of taxes	(32,896)		30	(23,933)
Net income from continuing operations	(32,896)		29	(23,934)
Consolidated net income	(32,896)		29	(23,934)
Equity holders of the parent- continuing	(32,896)		29	(23,934)
Consolidated net income	$ (32,896)		$ 29	$ (23,934)